Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2035 Portfolio
March 31, 2022
VF-2035-NPRT1-0522
1.903282.112
Domestic Equity Funds - 41.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	320,343	15,575,082
VIP Equity-Income Portfolio Initial Class (a)	635,730	16,427,261
VIP Growth & Income Portfolio Initial Class (a)	711,080	18,694,282
VIP Growth Portfolio Initial Class (a)	176,295	16,023,418
VIP Mid Cap Portfolio Initial Class (a)	120,713	4,555,701
VIP Value Portfolio Initial Class (a)	656,092	12,072,101
VIP Value Strategies Portfolio Initial Class (a)	360,345	5,898,843
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,687,682)		89,246,688

International Equity Funds - 37.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,638,522	29,023,745
VIP Overseas Portfolio Initial Class (a)	2,056,577	52,072,523
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $77,319,692)		81,096,268

Bond Funds - 21.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	414,760	4,487,703
Fidelity International Bond Index Fund (a)	398,593	3,794,601
Fidelity Long-Term Treasury Bond Index Fund (a)	703,117	9,267,087
VIP High Income Portfolio Initial Class (a)	717,740	3,624,587
VIP Investment Grade Bond Portfolio Initial Class (a)	2,145,297	25,722,116
TOTAL BOND FUNDS (Cost $50,273,514)		46,896,094

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $198,280,888)	217,239,050
NET OTHER ASSETS (LIABILITIES) - 0.0%	(28,960)
NET ASSETS - 100.0%	217,210,090

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,772,420	925,417	1,079,665	-	(23,727)	(106,742)	4,487,703
Fidelity International Bond Index Fund	2,791,522	1,307,913	143,831	127	(5,832)	(155,171)	3,794,601
Fidelity Long-Term Treasury Bond Index Fund	8,065,134	2,930,541	793,639	43,660	(79,179)	(855,770)	9,267,087
VIP Contrafund Portfolio Initial Class	15,616,284	2,760,744	1,141,153	149,093	(136,651)	(1,524,142)	15,575,082
VIP Emerging Markets Portfolio Initial Class	28,987,255	5,763,021	1,967,874	-	(170,845)	(3,587,812)	29,023,745
VIP Equity-Income Portfolio Initial Class	16,517,751	1,921,892	1,818,098	21,157	(37,289)	(156,995)	16,427,261
VIP Growth & Income Portfolio Initial Class	18,804,297	2,114,464	2,300,417	36,530	17,637	58,301	18,694,282
VIP Growth Portfolio Initial Class	15,971,085	3,331,105	1,486,098	764,263	(173,913)	(1,618,761)	16,023,418
VIP High Income Portfolio Initial Class	3,192,751	750,008	197,820	1,241	(6,872)	(113,480)	3,624,587
VIP Investment Grade Bond Portfolio Initial Class	25,701,690	5,854,455	3,203,085	1,202,167	(168,611)	(2,462,333)	25,722,116
VIP Mid Cap Portfolio Initial Class	4,581,003	742,817	381,896	107,023	(33,679)	(352,544)	4,555,701
VIP Overseas Portfolio Initial Class	49,915,329	11,064,134	1,873,327	391,195	(164,252)	(6,869,361)	52,072,523
VIP Value Portfolio Initial Class	12,110,363	1,366,185	1,488,045	159,399	(11,652)	95,250	12,072,101
VIP Value Strategies Portfolio Initial Class	5,932,671	663,627	687,317	50,978	(4,273)	(5,865)	5,898,843
	212,959,555	41,496,323	18,562,265	2,926,833	(999,138)	(17,655,425)	217,239,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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